Other Assets (Tables)	12 Months Ended
Dec. 31, 2024
Other Assets [Abstract]
Schedule of Other Assets

As of December 31, 2024 and 2023, other assets are detailed as follows:

	2024	2023
	MCh$	MCh$

Accounts receivable from the General Treasury of the Republic and other fiscal organizations	349,282	229,682
Cash collateral provided for derivative financial transactions	347,788	324,899
Accounts receivable from third parties	195,364	99,416
Debtors from brokerage of financial instruments	195,252	254,360
Assets to be leased out as lessor (*)	162,594	157,980
Prepaid expenses	53,645	67,804
Income from regular activities from contracts with customers	24,006	13,832
Other provided cash collateral	14,806	3,323
Investment properties (**)	11,406	11,763
Pending transactions	3,351	3,330
Accumulated impairment in respect of other assets receivable	(1,817)	(618)
Other Assets	17,864	20,242
Total	1,373,541	1,186,013

(*)	Correspond to fixed assets to be delivered under the financial lease modality.
(**)	As of December 31, 2024, the fair value of the investment properties held by the Bank is Ch$64,207 million (Ch$61,041 million as of December 31, 2023).